Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets, Net

Intangible assets, net consist of the following:

	As of December 31,
	2019	2020	2020
	RMB	RMB	USD
Intangible assets with indefinite life:
Trademark	443,300,000	443,300,000	67,938,697
Intangible assets with definite life:
Trademark	4,724,493	4,724,493	724,060
Technology	4,200,000	4,200,000	643,678
Network rights	390,317	390,317	59,819
Purchased software	14,339,844	15,227,737	2,333,753
Reacquired rights	2,531,418	2,531,418	387,957
Favorable leases	41,600,548	42,095,848	6,451,471
Others	435,185	435,185	66,695
Total	511,521,805	512,904,998	78,606,130
Less: Accumulated amortization	(15,241,489)	(21,391,925)	(3,278,456)
Total.	496,280,316	491,513,073	75,327,674

Schedule of Estimated Aggregate Amortization Expense

The estimated aggregate amortization expense for each of the five succeeding years is as follows:

Year ending December 31,	RMB	USD
2021	5,183,779	794,449
2022	5,231,146	801,708
2023	4,852,963	743,749
2024	4,718,766	723,183
2025	4,292,118	657,796
Thereafter	23,934,301	3,668,092